Other (Income) Expense Level 3 Other (Income) Expense (Tables)	12 Months Ended
Dec. 31, 2012
Other (Income) Expenses [Abstract]
Other (income) expense [Table Text Block]
The components of "Other (income) expense, net" in the Consolidated Statements of Operations are as follows:

	Year Ended December 31
	2012	2011	2010
	(thousands)
Facility closure and curtailments (a)	$—	$1,292	$—
Litigation settlement (b)	—	—	(4,613)
Other, net (c)	902	1,903	(11)
	$902	$3,195	$(4,624)
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(a)	In 2011, we permanently closed a laminated beam manufacturing plant in Emmett, Idaho.

(b)	In 2010, we recorded $4.6 million of income for cash received from a litigation settlement related to vendor product pricing.

(c)	In 2011, we recorded noncash asset write-downs of $2.0 million.